Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Deferred tax assets, valuation allowance	$ 170,000	$ 566,000
Tax credit carryforwards	10,800,000
Unrecognized tax benefits	0	0
Accrued interest or penalties	0	0
Federal
Income Taxes
Net operating loss carryforwards	$ 211,000,000	195,000,000
Income tax credit expiration description	Federal credits begin to expire in 2039 and will continue to expire through 2044. State credits begin to expire in 2034 and continue through 2039
State
Income Taxes
Net operating loss carryforwards	$ 212,000,000	$ 196,000,000
Income tax credit expiration description	begin to expire in 2039 and will continue to expire through 2045